Fees Summary	Jan. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 103,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	15,845.85
Total Offset Amount	$ 15,845.85
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 103,500,000.00
Final Prospectus	true